Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Reconciliation of changes in other provisions [abstract]
Environmental rehabilitation costs at beginning of the year				$ 475.5	$ 452.9
Silicosis settlement costs			$ 5.7	5.7	4.9	$ 5.1
Other			0.3	0.3	0.8
Total provisions			600.5	600.5	481.2
Changes in estimates - capitalised				29.4	20.6
Changes in estimates - recognised in profit or loss				43.6	(1.2)
Osisko asset acquisition				0.0	6.7
Derecognition of Gruyere previously held interest - 50%				(22.7)	0.0
Gold Road acquisition through business combination - 100%				48.3	0.0
Interest expense				29.1	24.8	21.8
Payments				(21.9)	(9.4)
Translation adjustment				13.2	(18.9)
Environmental rehabilitation costs at end of the year			594.5	594.5	475.5	$ 452.9
Current portion of provisions			(108.3)	(108.3)	(79.2)
Non-current portion of provisions			492.2	492.2	402.0
Current portion of environmental rehabilitation costs			(105.3)	(105.3)	(78.4)
Non-current portion of environmental rehabilitation costs			$ 489.2	489.2	397.1
Total gross closure cost estimates				846.9	641.4
Gold Road
Reconciliation of changes in other provisions [abstract]
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Reconciliation of changes in other provisions [abstract]
Percentage of ownership in joint operation	50.00%	50.00%					50.00%
South Africa
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates				54.5	43.4
Ghana
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates				149.1	119.3
Australia
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates				337.7	228.8
Peru
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates				220.2	193.7
Chile
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates				62.7	48.4
Canada
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates				$ 22.7	$ 7.8